NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (56,753)	$ (108,350)	$ (80,293)
Net loss attributable to non-controlling interest	(266)	(743)	(1,169)
Adjustment attributable to non-controlling interest	2,649	(14,979)	16,689
Net loss attributable to WalkMe Ltd.	$ (59,136)	$ (92,628)	$ (95,813)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	88,912,397	85,116,424	51,763,032
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	88,912,397	85,116,424	51,763,032
Net loss per share attributable to ordinary shareholders, basic	$ (0.67)	$ (1.09)	$ (1.85)
Net loss per share attributable to ordinary shareholders, diluted	$ (0.67)	$ (1.09)	$ (1.85)